Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 4,611,856	$ 2,929,491
Cost of revenues
Cost of revenues	2,130,712	1,387,971
Gross profit	2,481,144	1,541,520
Operating expenses
Sales and marketing	901,557	602,048
Research and development	854,383	552,127
General and administrative	374,844	245,343
Transaction and loan losses	81,717	51,849
Total operating expenses	2,212,501	1,451,367
Income from operations	268,643	90,153
Other income, net
Interest income	15,356	23,434
Interest expense	(3,493)	(9,085)
Net unrealized gain on equity and other investments	2,859,800	135,193
Foreign exchange gain	286	669
Total other income, net	2,871,949	150,211
Income before income taxes	3,140,592	240,364
(Provision for) recovery of income taxes	(225,933)	79,145
Net income	$ 2,914,659	$ 319,509
Net income per share attributable to shareholders:
Basic (in dollars per share)	$ 23.38	$ 2.67
Diluted (in dollars per share)	$ 22.90	$ 2.59
Weighted average shares used to compute net income per share attributable to shareholders:
Basic (in shares)	124,658,891	119,569,705
Diluted (in shares)	127,364,735	123,463,274
Other comprehensive (loss) income
Unrealized (loss) gain on cash flow hedges	$ (20,061)	$ 10,510
Tax effect on unrealized (loss) gain on cash flow hedges	5,317	(2,786)
Other comprehensive (loss) income, net of tax	(14,744)	7,724
Comprehensive income	2,899,915	327,233
Subscription solutions
Revenues
Revenues	1,342,334	908,757
Cost of revenues
Cost of revenues	264,351	193,532
Merchant solutions
Revenues
Revenues	3,269,522	2,020,734
Cost of revenues
Cost of revenues	$ 1,866,361	$ 1,194,439